Document and Entity Information	Apr. 29, 2025
Cover [Abstract]
Entity Registrant Name	CITIGROUP INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000831001
Document Type	8-K
Document Period End Date	Apr. 29, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-9924
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10013
City Area Code	(212)
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false